Diane J. Harrison, Esq.

6860 Gulfport Blvd. S. No. 162

S. Pasadena, FL 33707

Phone (941)-723-7564 Fax: (941) 531-4935

E-mail: HarrisonDJEsq@tampabay.rr.com

January 5, 2007

Mr. H. Christopher Owings, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3561

100 F Street, NE

Washington D.C., 20549

Re: Contracted Services, Inc.

Third Amendment to Registration Statement on Form SB-2

File No. 333-136643

Filed: January 5, 2007

Dear Mr. Owings:

The table below contains Contracted Services, Inc.’s (the Company’s) responses to the SEC’s Comment Letter dated December 20, 2006. On behalf of the Company, on January 5, 2007, I transmitted via EDGAR the Company’s Third Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an HTML version of the red-lined document which clearly shows each and every change: deleted text (blue strike-out text), inserted text (red text), and moved text (yellow).

General

1.  We apologize for the incorrect filing of our last SB-2/A Registration Statement.  We will take extra precaution to make sure that this error does not happen again.

Prospectus Summary, page 5

2.  We understand the need for further clarification.  We made corrections throughout our document to clarify that our selling security holders are underwriters as defined in the 1934 Securities Exchange Act.

3.  Revisions made in accordance with your comment.

4.  Revisions made in accordance with your comment.

Plan of Distribution, page 10

5. Revision made in accordance with your comment.

Management’s Discussion and Analysis or Plan of Operation, page 19

Results of Operations – nine Months Ended September 29, 2006, page 20

6.  Our disclosure has been modified in accordance with your comment.  The Company accountants have incorporated your comments numbers 7-13 in their changes.

Financial Statements

7.  We made disclosure regarding our interim financial statements.

Statements of Operations

8.  Corrections to the financial statements in accordance with FAS 128 were applied.

9.  Our financial statements were revised per your comment.

Statement of Cash Flows, page 34

10. Our financial statements were revised to include revision according to this comment.

Balance Sheet, page 38

11. The number of shares of common stock issued was reconciled according to your comment.

Statements of Operations, page 39

12. Our financial statements were revised to accurately reflect the requested changes.

Statement of Changes in Stockholder’s Equity, page 47

13. All of our financials statements should now reflect the retroactive application of the stock split.

Sincerely,
/s/ DIANE J. HARRISON
Diane J. Harrison, Esq.

Enclosures (4)
1. Contracted Services, Inc. SB-2/A-3
2. HTML Contracted Services, Inc. SB-2/A-3 Red-lined
3. Exhibit 5.3: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.
4. Exhibit 15.1: Letter on Unaudited Interim Financial Statements